Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Basis of Presentation
Basis of Presentation
These financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the financial position of the Company at June 30, 2021 and December 31, 2020, and the results of operations, cash flows and changes in equity for the three and six months ended June 30, 2021 and 2020 have been included. The results of operations and cash flows for the three and six months ended June 30, 2021 are not necessarily indicative of the results of operations and cash flows that may be reported for the remainder of 2021 or any other future periods. These unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in the Company’s audited consolidated financial statements for the year ended December 31, 2020.
The Company was deemed the accounting acquirer in the Business Combination of Jaws based on an analysis of the criteria outlined in Accounting Standards Codification (“ASC”) Topic 805, “
Business Combinations”
(“ASC 805”), as the Company’s former owner retained control after the Business Combination. Refer to Note 1, “
Nature of Business”
, for details surrounding the Business Combination. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing stock for the net assets of Jaws, accompanied by a recapitalization. The net assets of Jaws were stated at historical cost, with no goodwill or other intangible assets recorded.
While Jaws was the legal acquirer in the Business Combination, because the Company was deemed the accounting acquirer, the historical financial statements of PCIH became the historical financial statements of the combined company upon the consummation of the Business Combination. As a result, the condensed consolidated financial statements reflect the historical operating results of PCIH prior to the Business Combination, the combined results of Jaws and the Company following the close of the Business Combination, the assets and liabilities of the Company at their historical cost, and the Company’s equity structure for all periods presented.

Warrant Liabilities
Warrant Liabilities
The Company assumed 23.0 million public warrants (“Public Warrants”) and 10.53 million
private placement warrants (“Private Placement Warrants”) upon the consummation of the Business Combination. The Company may issue or assume common stock warrants that are recorded as either liabilities or equity in accordance with the respective accounting guidance. W
a
rrants recorded as equity are recorded at their relative fair value or fair value determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their fair value, within warrant liability on the condensed consolidated balance sheets, and remeasured on each reporting date with changes recorded in revaluation of warrant liability on the Company’s condensed consolidated statements of operations.
The Public Warrants became exercisable 30 days after the consummation of the Business Combination, which occurred on June 3, 2021. The Public Warrants will expire five years after the consummation of the

F-17
Business Combination, or earlier upon redemption or liquidation. The Private Placement Warrants are identical to the Public Warrants, except that so long as the Private Placement Warrants are held by the Sponsor or any of its permitted transferees, the Private Placement Warrants: (i) may be exercised for cash or on a “cashless basis”, (ii) may not be transferred, assigned or sold until thirty (
30
) days after the completion of the initial Business Combination, (iii) shall not be redeemable by the Company when the Class A ordinary shares equal or exceed $
18.00
, and (iv) shall only be redeemable by the Company when the Class A ordinary shares are less than $18.00 per share, subject to certain adjustments.
The Company evaluated the Public Warrants and Private Placement Warrants and concluded that they do not meet the criteria to be classified as shareholders’ equity in accordance with
ASC 815-40,
“
Derivatives and Hedging–Contracts in Entity’s Own Equity
” (“ASC 815”). As the Public Warrants and Private Placement Warrants also meet the definition of a derivative under ASC 815, the Company has recorded these warrants as liabilities on its condensed consolidated balance sheets
, with changes in their respective fair values recognized in the statement of operations at each reporting date.

Revenue Recognition
Revenue Recognition
In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2014-09
“Revenue from Contracts with Customers”,
ASC 606 (“ASC 606”). On January 1, 2019, the Company adopted ASC 606, applying the full retrospective method as of the earliest period presented. The portfolio approach was used to apply the requirements of the standard to groups of contracts with similar characteristics.
Under ASC 606, the Company recognizes revenue when a customer obtains control of the promised goods or services. The amount of revenue that is recorded reflects the consideration that the Company expects to receive in exchange for those goods or services. The Company applies the following five-step model in order to determine this amount: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services the Company transfers to the customer (i.e. patient). At contract inception, once the contract is determined to be within the scope of ASC 606, management reviews the contract to determine which performance obligations must be satisfied and which of these performance obligations are distinct. The Company recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when the performance obligation is satisfied.
The Company derives its revenue primarily from its capitated fees for medical services provided under capitated arrangements, fee-for-service
arrangements, and revenue from the sale of pharmaceutical drugs.
Capitated revenue is derived from fees for medical services provided by the Company under capitated arrangements with health maintenance organizations’ (“HMOs”) health plans. Capitated revenue consists of revenue earned through Medicare as well as through commercial and other non-Medicare
governmental programs, such as Medicaid, which is captured as other capitated revenue. The Company is required to deliver primary care physician services to the enrolled member population and is responsible for medical expenses related to healthcare services required by that patient group, including services not provided by the Company. Since the Company controls the primary care physician services provided to enrolled members, the Company acts as a principal. The gross fees under these contracts are reported as revenue and the cost of provider care is included in third-party medical costs. Neither the Company nor any of its affiliates is a registered insurance company because state law in the states in which they operate does not require such registration for risk-bearing providers.
Since contractual terms across these arrangements are similar, the Company groups them into one portfolio. The Company identifies a single performance obligation to stand-ready to provide healthcare services to enrolled members. Capitated revenues is
recognized in the month in which the Company is obligated to provide medical care services. The transaction price for the services provided depends upon the pricing established by the Centers for Medicare & Medicaid (“CMS”) and includes rates that are based on the cost of medical care within a local market and the average utilization of healthcare services by the members enrolled. The transaction price is variable since the rates are risk adjusted for projected health status (acuity) of members and demographic characteristics of the enrolled members. The risk adjustment to the transaction price is presented as the Medicare Risk Adjustment (“MRA”) within accounts receivable on the accompanying condensed consolidated balance sheets. The fees are paid on an interim basis based on submitted enrolled member data for the previous year and are adjusted in subsequent periods after the final data is compiled by the CMS.
In 2020, the Company entered into multi-year agreements with Humana, Inc. (“Humana”), a managed care organization, to provide services only to members covered by Humana in certain centers. The agreements contain an administrative payment from Humana in exchange for the Company providing certain care coordination services during the contract term. The care coordination payments are refundable to Humana on a pro-rata
basis if the Company ceases to provide services at the centers within the specified contract term. The Company identified one performance obligation to stand-ready to provide care coordination services to patients and will recognize revenue ratably over the contract term. Care coordination revenues is included in other revenue along with other ancillary healthcare revenues.
Fee-for-service
revenue is generated from primary care services provided in the Company’s medical centers. During an office visit, a patient may receive a number of medical services from a healthcare provider. These healthcare services are not separately identifiable and are combined into a single performance obligation. The Company recognizes fee-for-service
revenue at the net realizable amount at the time the patient is seen by a provider, and the Company’s performance obligation to the patient is complete.
Pharmacy revenues is generated from the sales of prescription medication to patients. These contracts contain a single performance obligation. The Company satisfies its performance obligation and recognizes revenue at the time the patient takes possession of the merchandise.
The Company’s revenue from its revenue streams described in the preceding paragraphs for the three and six months ended June 30, 2021 and 2020 was as follows:

	Three Months Ended June 30,
(in thousands)	2021		2020
	Revenue $	Revenue %	Revenue $	Revenue %
Capitated revenue:
Medicare	$334,700	85.1%	$129,385	75.6%
Other capitated revenue	44,510	11.4%	34,542	20.2%

Total capitated revenue	379,210	96.5%	163,927	95.8%

Fee-for-service and other revenue:
Fee-for-service	4,389	1.1%	1,246	0.7%
Pharmacy	8,217	2.1%	5,718	3.3%
Other	1,347	0.3%	315	0.2%

Total fee-for-service and other revenue	13,953	3.5%	7,279	4.2%

Total revenue	$393,163	100.0%	$171,206	100.0%

	Six Months Ended June 30,
	2021		2020
(in thousands)	Revenue $	Revenue %	Revenue $	Revenue %
Capitated revenue:
Medicare	$561,079	83.3%	$235,395	76.8%
Other capitated revenue	85,182	12.7%	56,248	18.4%

Total capitated revenue	646,261	96.0%	291,643	95.2%

Fee-for-service and other revenue:
Fee-for-service	8,937	1.3%	3,011	1.0%
Pharmacy	15,523	2.3%	11,054	3.6%
Other	2,577	0.4%	796	0.2%

Total fee-for-service and other revenue	27,037	4.0%	14,861	4.8%

Total revenue	$673,298	100.0%	$306,504	100.0%

As the performance obligations from the Company’s revenues recognized at a point in time and the revenues recognized over time relate to contracts with a duration of one year or less, the Company elected the practical expedient in ASC
606-10-50-14(a)
which provides relief from the requirement to disclose the transaction price for remaining performance obligations at the end of each reporting period and the requirement to disclose when the Company expects to recognize the related revenue. The Company has de minimis performance obligations remaining at the end of the reporting period as patients are not contractually obligated to continue to receive medical care from the network of providers.

Third-Party Medical Costs
Third-Party Medical Costs
Third-party medical costs primarily consist of all medical expenses paid by the health plans or CMS, including inpatient and hospital care, specialists, and medicines for which the Company bears risk.

Direct Patient Expense
Direct Patient Expense
Direct patient expense primarily consists of costs incurred in the treatment of the patients, including the compensation related to medical service providers and technicians, medical supplies, purchased medical services, drug costs for pharmacy sales, and payments to third-party providers.
Third-party medical costs and direct patient expense collectively represent the cost of services provided.

Significant Vendor
Significant Vendor
The Company’s primary provider of pharmaceutical drugs and pharmacy supplies accounted for approximately 96% and 100% of the Company’s pharmaceutical drugs and supplies expense for the three and six months ended June 30, 2021, and 2020 respectively. As a result of the University acquisition, described in Note 3, “
Business Acquisitions
”, the Company obtained another pharmaceutical vendor providing an insignificant amount of inventory.

Concentration of Risk
Concentration of Risk
Contracts with three of the HMOs accounted for approximately 64.9% and 68.6% of total revenues for the three and six months ended June 30, 2021, respectively, and approximately 60.0% of total accounts receivable as of June 30, 2021. Contracts with three of the HMOs accounted for approximately 68.0% and 65.1%
Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash deposits in excess of the Federal Deposit Insurance Corporation insured limit of $0.3 million. At times, such cash balances may be in excess of insured amounts.

Cash and Restricted Cash
Cash and Restricted Cash
Cash and cash equivalents are highly liquid investments purchased with original maturities of three months or less. During the second quarter of 2021, two health plans required the Company to maintain restricted cash balances for an aggregate amount of $0.6 million. These restricted cash balances are included within the caption cash and restricted cash in the accompanying condensed consolidated balance sheets.

Inventory	Inventory Inventory consists entirely of pharmaceutical drugs and is valued at the lower of cost (under the first-in, first-out method) or net realizable value.
Accounts Receivable, Net of Unpaid Service Provider Costs
Accounts Receivable, Net of Unpaid Service Provider Costs
Accounts receivable are carried at amounts the Company deems collectible. Accordingly, an allowance is provided in the event an account is considered uncollectible. As of June 30, 2021 and December 31, 2020, the Company believes no allowance is necessary. The ultimate collectability of accounts receivable may d
i
ffer from amounts estimated. The period between the time when the service is performed by the Company and the fees are received is usually one year or less and therefore, the Company elected the practical expedient under ASC
606-10-32-18
and did not adjust accounts receivable for the effect of a significant financing component.
Included in accounts receivable are Medicare Risk Adjustment (“MRA”) receivables which is an estimate derived from adjustments based on the health status of members and demographic characteristics of the plan. The health status of members is
used to determine a risk score which is actuarially determined by comparing what was received from the CMS and what should have been received based on the health status of the enrolled member. Our accounts receivable includes
$82.0 million and $18.1 million as of June 30, 2021 and December 31, 2020, respectively, for MRA receivables.
As of June 30, 2021 and December 31, 2020, the Company’s accounts receivable are presented net of the unpaid service provider costs. A right of offset exists when all of the following conditions are met: 1) each of the two parties owed the other determinable amounts; 2) the reporting party has the right to offset the amount owed with the amount owed to the other party; 3) the reporting party intends to offset; and 4) the right of offset is enforceable by law. The Company believes all of the aforementioned conditions existed as of June 30, 2021 and December 31, 2020.

Accounts receivable balances are summarized below:

	As of,
(in thousands)	June 30, 2021	December 31, 2020
Accounts receivable	$130,641	$113,089
Medicare risk adjustment	82,030	18,144
Unpaid service provider costs	(80,840)	(54,524)

Accounts receivable, net	$131,831	$76,709

Activity in unpaid service provider cost for the six months ended June 30, 2021 and 2020 is summarized below:

	For the six months ended June 30,
(in thousands)	2021	2020

Balance as at January 1,	$54,524	$19,968
Incurred related to:
Current year	305,665	147,031
Prior years	(519)	(5,429)

	305,146	141,602
Paid related to:
Current year	224,825	79,331
Prior years	54,005	41,418

	278,830	120,749

Balance as at June 30,	$80,840	$40,821

The foregoing reconciliation reflects a change in estimate during the six months ended June 30, 2021 and June 30, 2020 related to unpaid service provider costs of approximately $0.5 million and $5.4 million, r
e
spectively. The change is primarily attributable to favorable claims development driven by lower than expected utilization levels.

Unpaid Service Provider Cost
Unpaid Service Provider Cost
Provider costs are accrued based on the date of services rendered to members, based in part on estimates, including an accrual for medical services incurred but not reported (“IBNR”). Liabilities for IBNR are estimated using standard actuarial methodologies including the Company’s accumulated statistical data, adjusted for current experience. These actuarially determined estimates are continually reviewed and updated. Differences between estimated IBNR and actual amounts incurred are adjusted as an increase or decrease to service provider cost in the condensed consolidated statements of operation in the period they become known.
The Company believes the amounts accrued to cover claims incurred and unpaid as of June 30, 2021 and December 31, 2020 are adequate. However, as the amount of unpaid service provider cost is based on estimates, the ultimate amounts paid to settle these liabilities might vary from recorded amounts, and these differences may be material.
The Company maintains a provider excess loss insurance policy to protect against claim expenses exceeding certain levels that were incurred by the Company on behalf of members. As of June 30, 2021
and

F-22
December 31, 2020, the Company’s excess loss insurance deductible was $0.1 million and maximum coverage was $2.0 million per member per calendar year. The Company recorded excess loss insurance premiums of $1.8 million and $3.5 million, and insurance reimbursements of $0.8 million and $1.8 million, for the three and six months ended June 30, 2021, respectively. The Company recorded excess loss insurance premiums of $1.2 million and $2.3 million, and no insurance reimbursements, for the three and six months ended June 30, 2020, respectively. The Company recorded these amounts on a net basis in the caption third-party medical costs in the accompanying condensed consolidated statements of operations. The Company records excess loss insurance recoveries in accounts receivable on the accompanying condensed consolidated balance sheets. As of June 30, 2021 and December 31, 2020, the Company recorded insurance recoveries of $1.5 million and $2.5 million, respectively.

Debt Issuance Costs
Debt Issuance Costs
Debt issuance costs represent fees incurred by the Company in connection with securing funding from a lender. These are lender fees and third-party professional fees that would not have been incurred if the Company did not pursue and secure financing. In circumstances where an embedded derivative is bifurcated from a host credit agreement and recorded as a standalone instrument at fair value, the debt issuance costs will reflect the initial fair value of such derivative. At inception of a credit agreement, these debt issuance costs are capitalized and presented net against the carrying amount of the related debt liabilities in the accompanying condensed consolidated balance sheets. Following recognition, they are amortized over the term of their related credit agreement through interest expense in the accompanying statements of operations through the effective interest method. In instances where there is no related debt drawn or outstanding, the debt issuance costs are presented in prepaid and other current assets and other assets on the accompanying condensed consolidated balance sheets.
As of June 30, 2021 and December 31, 2020, the Company recorded capitalized deferred issuance cost balances of $16.8 million and $24.9 million, respectively, in the accompanying condensed consolidated balance sheets, as described in Note 10, “
Long-Term Debt
”. Of the balance as of June 30, 2021, $16.1 million is included in the caption notes payable, net of current portion and debt issuance costs, $0.2 million in prepaid expenses and other current assets, and $0.5 million in other assets on the accompanying condensed consolidated balance sheets. Of the balance as of December 31, 2020, $18.5 million is included in the caption notes payable, net of current portion and debt issuance costs, $5.8 million in prepaid expenses and other current assets, and $0.6 million in other assets on the accompanying condensed consolidated balance sheets.
As described in Note 10,
“Long-Term Debt”
,
Term Loan 3 (as defined below) was partially repaid by the Company on June 3, 2021. The Company’s partial extinguishment of this Term Loan consisted of a cash payment to the lender for (1) $400.0 million of the outstanding principal amount, and (2) the outstanding accrued interest. The Company recorded a loss on extinguishment of debt of $13.2 million which related to unamortized debt issuance costs.
The Company recorded $1.1 million and $3.3 million of amortization of deferred financing costs for the three and six months ended June 30, 2021, respectively. The Company recorded amortization expense of $0.8 million and $0.8 million for the three and six months ended June 30, 2020. Amortization expense is reflected under the caption interest expense in the accompanying condensed consolidated statements of operations.

Property and Equipment, Net
Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. The Company capitalizes asset purchases as well as major improvements that extend the useful life or add functionality in amounts greater than one thousand dollars. Depreciation and amortization are computed using the straight-line method over the life of the assets, ranging from three to fifteen years. Leasehold improvements are amortized over the shorter of the estimated useful life of 15 years or the term of the lease.
Repairs and maintenance are expensed as incurred. Expenditures that increase the value or productive capacity of assets are capitalized. When property and equipment are retired, sold, or otherwise disposed of, the asset’s carrying amount and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in the accompanying condensed consolidated statements of operations.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company periodically reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset.

Goodwill
Goodwill
Goodwill represents the excess of the purchase price of an acquired business over the fair value of the underlying net tangible and intangible assets acquired. The goodwill arising from acquisitions is a result of synergies that are expected to be derived from elimination of duplicative costs and the achievement of economies of scale. The Company assesses goodwill for impairment on an annual basis and between tests if events occur or circumstances exist that would reduce the fair value of a reporting unit below its carrying amount. The Company performs its annual assessment on the first of October. Goodwill is evaluated for impairment at the reporting unit level. The Company has identified a single reporting unit. First, the Company performs a qualitative analysis to determine if it is more likely than not that the fair value of the reporting unit is less than its carrying value and a quantitative impairment test is required. If required, the Company applies the quantitative test to identify and measure the amount of impairment by comparing the fair value of the reporting unit, which the Company estimates on an income approach using the present value of expected future cash flows of the reporting unit to its carrying value.
The Company considered the effect of the
COVID-19
pandemic on its business and the overall economy and resulting impact on its goodwill. As of October 1, 2020, the Company performed a quantitative goodwill impairment test and did not identify impairment to goodwill. There was no impairment to goodwill during the six months ended June 30, 2021 and 2020.

Intangibles, Net
Intangibles, Net
The Company’s intangibles consist of trade names, brand,
non-compete,
and customer, payor, and provider relationships. The Company amortizes its intangibles using the straight-line method over the estimated useful lives of the intangible, which ranges from 1 through 20 years. Intangible assets are reviewed for impairment in conjunction with long-lived assets.

Deferred Rent
Deferred Rent
Minimum rent, including fixed escalations, is recorded on a straight-line basis over the lease term. The lease term commences when the Company takes possession of the leased premises and, in most cases, ends upon expiration of the initial
non-cancelable
term. When a lease provides for fixed escalations of the minimum rental payments during the lease term, the difference between the recorded straight-line rent and the amount payable under the lease is recognized as deferred rent obligation.

Professional and General Liability
Professional and General Liability
As a healthcare provider, the Company is subject to medical malpractice claims and lawsuits. The Company may also be liable, as an employer, for the negligence of healthcare professionals it employs or the healthcare professionals it engages as independent contractors. To mitigate a portion of this risk, the Company maintains medical malpractice insurance, principally on a claims-made basis, with a reputable insurance provider. This policy contains a retroactive feature which covers claims incurred at the sites the Company operates, regardless if the claim was filed after the site’s respective policy term. The policy contains various limits and deductibles.
Loss contingencies, including medical malpractice claims and legal actions arising in the ordinary course of business, are recorded as liabilities when the likelihood of loss is probable, and an amount or range of loss can be reasonably estimated.
The Company maintains a malpractice insurance policy with a coverage limit of $1.0 million per occurrence and $3.0 million aggregate coverage, with an umbrella policy coverage of $5.0 million. Any amounts over that threshold, or for which the insurance policy will not cover, will be borne by the Company and may materially affect the Company’s future consolidated financial position, results of operations, and cash flows. As of June 30, 2021 and December 31, 2020, the Company has recorded claims liabilities of $0.4 million and $0.1 million, respectively, in other liabilities. Insurance recoverables were immaterial as of June 30, 2021 and December 31, 2020, and are recorded in other assets on the accompanying condensed consolidated balance sheets.

Advertising and Marketing Costs
Advertising and Marketing Costs
Advertising and marketing costs are expensed as incurred. Advertising and marketing costs expensed totaled approximately $3.1 million and $1.2 million for the three months ended June 30, 2021 and 2020, respectively, and $5.6 million and $2.6 million for the six months ended June 30, 2021 and 2020, respectively. Advertising and marketing costs are included in the caption selling, general and administrative expenses in the accompanying condensed consolidated statements of operations.

Management Estimates
Management Estimates
The preparation of the condensed consolidated financial statements requires management to make estimates and assumptions based on available information. Such estimates are based on historical experience and other assumptions that are considered appropriate in the circumstances. However, actual results could differ from those estimates and these differences may be material. Significant estimates made by the Company include, but are not limited to, fair value allocations for intangible assets acquired as part of the Company’s numerous acquisitions, recoverability of goodwill and intangibles, fair value of contingent considerations, unpaid service provider cost liability, and respective revenues and expenses related to these estimates for the years reported.
On March 11, 2020, the World Health Organization designated
COVID-19
as a global pandemic. The rapid spread of
COVID-19
around the world led to the shutdown of cities as national, state, and local authorities implemented social distancing, quarantine and self-isolation measures. The full extent to which the
COVID-19
pandemic will directly or indirectly impact the Company, future results of operations and financial condition will depend on future factors that are highly uncertain and cannot be accurately predicted. These factors include, but are not limited to, new information that may emerge concerning
COVID-19,
the scope and duration of business closures and restrictions, government-imposed or recommended suspensions of elective procedures, and expenses required for supplies and personal protective equipment. Due to these and other uncertainties, management cannot estimate the length or severity of the impact of the pandemic on the Company. Additionally, because of the Company’s business model, the full impact of the
COVID-19
pandemic may not be fully reflected in the Company’s results of operations and overall financial condition until future periods. The impact of COVID-19 variants cannot be predicted at this time, and could depend on numerous factors, including vaccination rates among the population, the effectiveness of the
COVID-19
vaccines against COVID-19 variants, and the response by the governmental bodies and regulators. Management will continue to closely evaluate and monitor the nature and extent of these potential impacts to the Company, results of operations, and liquidity.

Income Taxes
Income Taxes
The acquisition of PCIH was implemented through an
“Up-C”
structure. Prior to the closing of the Business Combination, Jaws was reincorporated in the State of Delaware and became a U.S domestic corporation named Cano Health, Inc. Merger Sub, a wholly owned subsidiary of Jaws, merged with and into PCIH, with PCIH as the surviving company in the merger. The Seller, the former sole owner and managing member of PCIH, holds approximately 64.3% of voting rights in Cano Health, Inc. and 64.3% of economic rights in PCIH, while the former stockholders of Jaws and PIPE Investors hold approximately 35.7% of economic and voting rights in Cano Health, Inc. and 35.7% of economic and 100% of managing rights in PCIH. Subsequent to the closing of the Business Combination, income attributable to Cano Health, Inc. will be taxed under Subchapter C while PCIH will continue to be treated as a partnership for tax purposes.
Prior to the close of the Business Combination, the Company was treated as a partnership for U.S. income tax purposes, whereby earnings and losses were included in the tax return of its members and taxed depending on the members’ tax situation. While the overall entity was previously treated as a partnership, the Company established in 2019 a subsidiary group that was taxed under Subchapter C with immaterial operations in 2019. The operations of the subsidiary group are conducted through a legal entity domiciled in Puerto Rico. The subsidiary group is subject to Puerto Rico and U.S. Federal taxes and Florida State taxes. Refer to Note 17,
“Income Taxes”
, for further details.
The Company recognizes and measures tax positions taken or expected to be taken in its tax return based on their technical merit and assesses the likelihood that the positions will be sustained upon examination based on the facts, circumstances and information available at the end of each period. Interest and penalties on tax liabilities, if any, would be recorded in the captions interest expense and other expenses, respectively, in the condensed consolidated statements of operations.
The U.S. Federal jurisdiction and the State of Florida are the major tax jurisdictions where the Company files income tax returns. The Company is generally subject to U.S. Federal or State examinations by tax authorities for all years since inception.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In February 2016, the FASB established Topic 842, “
Leases”,
by issuing
ASU
No. 2016-02,
which requires lessees to recognize leases
on-balance
sheet and disclose key information about leasing arrangements. Topic 842 was subsequently amended by ASU
No. 2018-01,
“
Land Easement Practical Expedient for Transition
to Topic 842”
, ASU
No. 2018-10,
“
Codification Improvements to Topic 842, Leases”,
ASU
No. 2018-11,
“
Targeted Improvements”
, and ASU
No. 2018-20,
“
Leases (Topic 842): Narrow-Scope Improvements for Lessors”
(collectively referred to as “ASC 842”). ASC 842 establishes a right of use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the balance sheet for all leases with a term longer than 12 months. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the statement of operations.
Under ASC 842, a modified retrospective transition approach is required, and entities may choose to use either the effective date or the beginning of the earliest period presented in the financial statements as the date of initial application, with certain practical expedients available. The Company is in the process of evaluating the practical expediency options for adoption. ASC 842 is effective for fiscal years beginning after December 15, 2021 and for interim periods within fiscal years beginning after December 15, 2022, with early application permitted, and the Company expects to adopt the new standard on the effective date or the date it no longer qualifies as an emerging growth company, whichever is earlier.
The Company has identified and contracted with a software vendor for the technology to support compliance with the ASU. In addition, the Company is in the process of identifying the complete population of leases, which includes testing over contracts for any potential embedded leases. Based on the provisions of the ASU, the Company anticipates a material increase in both assets and liabilities when the current operating lease contracts are recorded on the balance sheet. The Company does not yet have a dollar estimate of the impact; however, the Company does not anticipate the update having a material effect on its condensed consolidated statements of operations or cash flows.
In June 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments - Credit Losses: Measurement of Credit Losses on Financial Instruments,
which is intended to improve financial reporting by requiring earlier recognition of credit losses on certain financial assets. The standard replaces the current incurred loss impairment model that recognizes losses when a probable threshold is met with a requirement to recognize lifetime expected credit losses immediately when a financial asset is originated or purchased. The standard has been further refined through subsequent releases by the FASB, including the extension of the effective date. As amended by ASU
No. 2019-10,
the standard is effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those annual periods, with early adoption permitted, and the Company expects to adopt ASU on the effective date or the date it no longer qualifies as an emerging growth company, whichever is earlier. The Company is currently evaluating the effect that the standard will have on its condensed consolidated financial statements and related disclosures. The Company does not anticipate the update to have a material effect on the Company’s condensed consolidated statements of operations or cash flows.
In June 2018, the FASB issued ASU
No. 2018-07,
Compensation – Stock Compensation (“Topic 718”)
, which expands the scope of share-based compensation guidance to include share-based payment transactions for acquiring goods and services from nonemployees. The FASB has also issued an amendment to this update to include share-based payment awards granted to a customer. The update is effective for fiscal years beginning after December 15, 2019 and for interim periods within fiscal years beginning after December 15, 2020. The Company adopted the standard on January 1, 2020 and it did not have a material effect on its condensed consolidated financial statements.
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (“Topic 820”): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which simplifies the fair value measurement disclosure requirements, including removing certain disclosures related to transfers between fair value hierarchy levels and adds certain disclosures to related level 3 investments. The update is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, with early adoption permitted. The Company adopted the standard on January 1, 2020 and it did not have a material effect on its condensed consolidated financial statements.

In October 2018, the FASB issued ASU
2018-17,
Consolidation (“Topic 810”) — Targeted Improvements to Related Party Guidance for Variable Interest Entities
. The ASU creates a new private company accounting alternative in U.S. GAAP that allows a private company to not apply the VIE guidance to legal entities under common control if both the common control parent and the legal entity being evaluated for consolidation are not public business entities and other criteria are met. The new guidance also changes how all entities that apply the VIE guidance evaluate decision-making fees. For entities other than private companies, the guidance on decision-making fees is effective for annual periods beginning after December 15, 2019, and interim periods therein. The guidance is effective for private companies for annual periods beginning after December 15, 2020, and interim periods within annual periods beginning after December 15, 2021. Early adoption is permitted, including in an interim period. The Company does not expect the update to have a material effect on its condensed consolidated financial statements.
In December 2019, the FASB issued
ASU 2019-12,
Income Taxes (Topic 740), “Simplifying the Accounting for Income Taxes.” This new standard simplifies various aspects related to the accounting for income taxes. The standard removes certain exceptions to the general principles in Topic 740 and also clarifies and modifies existing guidance to improve consistent application of Topic 740. The Company adopted this standard effective January 1, 2021 with no material impact to its condensed consolidated financial statements.

Jaws Acquisition Corp
Basis of Presentation
Basis of Presentation
The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the rules and regulations of the SEC.

Emerging Growth Company
Emerging Growth Company
The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies, including, but not limited to, not being required to comply with the independent registered public accounting firm attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.
Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging
growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period, which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statement with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Making estimates requires management to exercise significant judgment. It is at least reasonably possible that the estimate of the effect of a condition, situation or set of circumstances that existed at the date of the financial statements, which management considered in formulating its estimate, could change in the near term due to one or more future events. Accordingly, the actual results could differ significantly from those estimates.

Warrant Liabilities
Warrant Liabilities
As disclosed in Note 4, pursuant to the Initial Public Offering, the Company sold 69,000,000 Units, at a purchase price of $10.000 per Unit. Each Unit consists of one Class A ordinary share and one-third of one redeemable warrant (“Public Warrant”), equating to 23,000,000 Public Warrants issued. Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8). Simultaneously with the closing of its initial public offering, the Company consummated the sale of 10,533,333 warrants (“Private Placement Warrant”) at a price of $1.50 per warrant in a private placement to Jaws Sponsor LLC. Each Private Placement Warrant is exercisable to purchase one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 8).
The Public Warrants will become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. The Private Placement Warrants are identical to the Public Warrants, except that so long as the Private Placement Warrants are held by the Sponsor or any of its Permitted Transferees, the Private Placement Warrants: (i) may be exercised for cash or on a “cashless basis”, (ii) may not be transferred, assigned or sold until thirty (30) days after the completion by the Company of an initial Business Combination, (iii) shall not be redeemable by the Company when the class A ordinary shares equal or exceeds $18.00, and (iv) shall only be redeemable by the Company when the class A ordinary shares are less than $
18.00
per share, subject to certain adjustments (see Note 8).
The Company evaluated the Public and Private Placement Warrants and concluded that they do not meet the criteria to be classified as shareholders’ equity in accordance with ASC 815-40 “Derivatives and Hedging–Contracts in Entity’s Own Equity”. Specifically, the warrant agreement allows for the exercise of the Public and Private Placement Warrants to be settled in cash upon a tender offer where the maker of the offer owns beneficially more than 50% of the Class A shares following the tender offer. This provision precludes the warrants from being classified as shareholders’ equity as not all of the Company’s shareholders need to participate in such a tender offer to trigger the potential cash settlement. As the Public and Private Placement Warrants also meet the definition of a derivative under ASC 815, upon completion of the Initial Public Offering, the Company recorded these warrants as liabilities on its balance sheet, with subsequent changes in their respective fair values recognized in the statement of operations at each reporting date. In accordance with ASC 825-10 “Financial Instruments”, the Company has concluded that a portion of the transaction costs which directly related to the Initial Public Offering and Private Placement, which were previously charged to shareholders’ equity, should be allocated to the warrants based on their relative fair value against total proceeds, and recognized as transaction costs in the statement of operations.

Class A Ordinary Shares Subject to Possible Redemption
Class A Ordinary Shares Subject to Possible Redemption
The Company accounts for its Class A ordinary shares subject to possible redemption in accordance with the guidance in Accounting Standards Codification (“ASC”) Topic 480 “Distinguishing Liabilities from Equity.” Class A ordinary shares subject to mandatory redemption are classified as a liability instrument and are measured at fair value. Conditionally redeemable ordinary shares (including ordinary shares that feature redemption rights that are either within the control of the holder or subject to redemption upon the occurrence of uncertain events not solely within the Company’s control) are classified as temporary equity. At all other times, ordinary shares are classified as shareholders’ equity. The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to occurrence of uncertain future events. Accordingly, at December 31, 2020, there are 56,966,114 Class A ordinary shares subject to possible redemption that are presented as temporary equity, outside of the shareholders’ equity section of the Company’s balance sheet.
Offering Costs
Offering costs consist of underwriting, legal, accounting and other expenses incurred through the Initial Public Offering that are directly related to the Initial Public Offering and Private Placement. In accordance with ASC 470-20 “Debt-Debt with Conversion and Other Options,” the Company has allocated offering costs incurred to the Public and Private Placement Warrants based on their relative fair value against total proceeds. Offering costs amounting to $35,212,212 were charged to shareholders’ equity and $2,536,382, which were allocated to the Public and Private Placement Warrants, to the statement of operations upon the completion of the Initial Public Offering.

Offering Costs		Offering Costs
Concentration of Risk

Concentration of Credit Risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist of a cash account in a financial institution, which, at times, may exceed the Federal Depository Insurance Coverage of $250,000. The Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such account.

Income Taxes
Income Taxes
The Company accounts for income taxes under ASC Topic 740, “Income Taxes,” which prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities. The Company’s management determined that the Cayman Islands is the Company’s major tax jurisdiction. The Company recognizes accrued interest and penalties related to unrecognized tax benefits as income tax expense. As of December 31, 2020 and 2019, there were no unrecognized tax benefits and no amounts accrued for interest and penalties. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position.
The Company is considered to be an exempted Cayman Islands company with no connection to any other taxable jurisdiction and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States. As such, the Company’s tax provision was zero for the periods presented.

Net Income (Loss) Per Ordinary Share
Net Income (Loss) Per Ordinary Share
The Company complies with accounting and disclosure requirements of Financial Accounting Standards Board (“FASB”) ASC Topic 260, “Earnings Per Share”. Net income (loss) per share is computed by dividing net income (loss) by the weighted average number of ordinary shares outstanding for the period. The calculation of diluted income (loss) per share does not consider the effect of the warrants issued in connection with the (i) Initial Public Offering, (ii) the exercise of the over-allotment option and (iii) Private Placement Warrants since the exercise of the warrants are contingent upon the occurrence of future events and the inclusion of such warrants would be anti-dilutive. The warrants are exercisable to purchase 33,533,333 shares of Class A ordinary shares in the aggregate.
The Company’s statements of operations includes a presentation of income (loss) per share for ordinary shares subject to possible redemption in a manner similar to the two-class
method of income (loss) per share. Net income per share, basic and diluted, for Class A redeemable ordinary shares is calculated by dividing the interest income earned on the Trust Account, by the weighted average number of Class A redeemable ordinary shares outstanding since original issuance. Net loss per share, basic and diluted, for Class B non-redeemable
ordinary shares is calculated by dividing the net loss, adjusted for income attributable to Class A redeemable ordinary shares, by the weighted average number of Class B non-redeemable
ordinary shares outstanding for the period. Class B
non-redeemable
ordinary shares includes the Founder Shares as these shares do not have any redemption features and do not participate in the income earned on the Trust Account.
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):

	Year Ended December 31, 2020	For the Period from December 27, 2019 (inception) Through December 31, 2019
	As Restated
Redeemable Class A Ordinary Shares
Numerator: Earnings allocable to Redeemable Class A Ordinary Shares
Interest Income	$306,930	$—

Net Earnings	$306,930	—
Denominator: Weighted Average Redeemable Class A Ordinary Shares
Redeemable Class A Ordinary Shares, Basic and Diluted	69,000,000	—
Earnings/Basic and Diluted Redeemable Class A Ordinary Shares	0.00	—
Non-Redeemable Class B Ordinary Shares
Numerator: Net Loss minus Redeemable Net Earnings
Net Loss	$(28,879,692)	(5,288)
Redeemable Net Earnings	(306,930)	—

Non-Redeemable Net Loss	$(29,186,622)	(5,288)
Denominator: Weighted Average Non-Redeemable Class B Ordinary Shares
Non-Redeemable Class B Ordinary Shares, Basic and Diluted	17,250,000	1
Loss/Basic and Diluted Non-Redeemable Class B Ordinary Shares	$(1.69)	(5,288)
Note: As of December 31, 2020 and 2019, basic and diluted shares are the same as there are no securities that are dilutive to the shareholders.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The fair value of the Company’s warrant liabilities does not approximate their carrying amount, and as such, the warrant liabilities are recorded at fair value on the Company’s balance sheet. The fair value of the Company’s assets and other liabilities, which qualify as financial instruments under ASC Topic 820, “Fair Value Measurement,” approximates the carrying amounts represented in the Company’s balance sheets, primarily due to their short-term nature.

Recent Accounting Pronouncements
Recent Accounting Standards
Management does not believe that any recently issued, but not yet effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.